AB Cap Fund, Inc.

AB Sustainable US Thematic Portfolio

Portfolio of Investments

September 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 93.3%
Information Technology – 33.7%
Communications Equipment – 4.5%
Ciena Corp.(a)	58,733	$2,374,575
Lumentum Holdings, Inc.(a)	36,319	2,490,394

		4,864,969

Electronic Equipment, Instruments & Components – 7.7%
Flex Ltd.(a)	192,685	3,210,132
Keysight Technologies, Inc.(a)	16,291	2,563,552
TE Connectivity Ltd.	23,322	2,573,816

		8,347,500

IT Services – 5.6%
Accenture PLC - Class A	7,499	1,929,493
MAXIMUS, Inc.	24,105	1,394,956
Visa, Inc. - Class A	15,146	2,690,687

		6,015,136

Semiconductors & Semiconductor Equipment – 5.8%
Monolithic Power Systems, Inc.	4,866	1,768,304
NVIDIA Corp.	9,376	1,138,153
NXP Semiconductors NV	15,033	2,217,518
Wolfspeed, Inc.(a)	10,964	1,133,239

		6,257,214

Software – 6.1%
Adobe, Inc.(a)	5,335	1,468,192
Intuit, Inc.	4,997	1,935,438
Microsoft Corp.	13,670	3,183,743

		6,587,373

Technology Hardware, Storage & Peripherals – 4.0%
Apple, Inc.	18,792	2,597,054
Dell Technologies, Inc. - Class C	51,154	1,747,932

		4,344,986

		36,417,178

Health Care – 20.5%
Health Care Equipment & Supplies – 7.2%
Alcon, Inc.	33,264	1,935,299
Becton Dickinson and Co.	11,679	2,602,432
Koninklijke Philips NV	56,388	867,811
STERIS PLC	14,364	2,388,446

		7,793,988

Health Care Providers & Services – 3.8%
Laboratory Corp. of America Holdings	8,544	1,749,897
UnitedHealth Group, Inc.	4,561	2,303,487

		4,053,384

Life Sciences Tools & Services – 9.5%
Bio-Rad Laboratories, Inc. - Class A(a)	4,839	2,018,541
Bruker Corp.	33,111	1,756,870

Company	Shares	U.S. $ Value

Danaher Corp.	13,662	$3,528,758
ICON PLC(a)	5,582	1,025,860
West Pharmaceutical Services, Inc.	7,754	1,908,104

		10,238,133

		22,085,505

Industrials – 17.3%
Aerospace & Defense – 1.6%
Hexcel Corp.	33,834	1,749,894

Building Products – 3.5%
Owens Corning	30,556	2,402,007
Trex Co., Inc.(a)	31,611	1,388,988

		3,790,995

Commercial Services & Supplies – 5.2%
Tetra Tech, Inc.	16,643	2,139,125
Waste Management, Inc.	21,539	3,450,763

		5,589,888

Electrical Equipment – 2.9%
Rockwell Automation, Inc.	9,179	1,974,495
Vestas Wind Systems A/S (Sponsored ADR)	185,760	1,131,278

		3,105,773

Machinery – 4.1%
Deere & Co.	8,707	2,907,180
Xylem, Inc./NY	17,229	1,505,126

		4,412,306

		18,648,856

Financials – 8.9%
Banks – 1.6%
SVB Financial Group(a)	5,112	1,716,507

Capital Markets – 4.6%
Intercontinental Exchange, Inc.	25,062	2,264,352
MSCI, Inc.	6,582	2,776,222

		5,040,574

Insurance – 2.7%
Aflac, Inc.	51,395	2,888,399

		9,645,480

Consumer Discretionary – 6.2%
Auto Components – 1.1%
Aptiv PLC(a)	15,685	1,226,724

Household Durables – 1.5%
TopBuild Corp.(a)	9,817	1,617,645

Specialty Retail – 1.9%
Home Depot, Inc. (The)	7,445	2,054,373

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 1.7%
NIKE, Inc. - Class B	21,710	$1,804,535

		6,703,277

Utilities – 4.7%
Electric Utilities – 2.9%
NextEra Energy, Inc.	40,669	3,188,856

Water Utilities – 1.8%
American Water Works Co., Inc.	14,847	1,932,486

		5,121,342

Real Estate – 2.0%
Equity Real Estate Investment Trusts (REITs) – 2.0%
SBA Communications Corp.	7,382	2,101,286

Total Common Stocks (cost $85,004,159)		100,722,924

SHORT-TERM INVESTMENTS – 6.9%
Investment Companies – 6.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(b) (c) (d) (cost $7,428,913)	7,428,913	7,428,913

Total Investments – 100.2% (cost $92,433,072)(e)		108,151,837
Other assets less liabilities – (0.2)%		(224,382)

Net Assets – 100.0%		$107,927,455

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)

As of September 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,783,512 and gross unrealized depreciation of investments was $(7,064,747), resulting in net unrealized appreciation of $15,718,765.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Sustainable US Thematic Portfolio

September 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$100,722,924	$-0-	$-0-	$100,722,924
Short-Term Investments:
Investment Companies	7,428,913	-0-	-0-	7,428,913

Total Investments in Securities	108,151,837	-0-	-0-	108,151,837
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$108,151,837	$-0-	$-0-	$108,151,837

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2022 is as follows:

Fund	Market Value 6/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,697	$11,411	$8,679	$7,429	$32
Government Money Market Portfolio*	1,982	1,793	3,775	-0-	2
Total				$7,429	$34

*	Investment of cash collateral for securities lending transactions.

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